UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21160

Morgan Stanley Fundamental Value Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fundamental Value Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (87.8%)
	Beverages: Non-Alcoholic (2.2%)
33,350	Coca-Cola Co. (The)	$2,046,690

	Cable/Satellite TV (0.6%)
29,180	Comcast Corp. (Class A) *	532,827

	Chemicals: Major Diversified (4.0%)
40,780	Bayer AG (ADR) (Germany)	3,718,655

	Computer Communications (0.5%)
18,300	Cisco Systems, Inc. *	495,381

	Computer Processing Hardware (2.3%)
43,000	Hewlett-Packard Co.	2,170,640

	Discount Stores (3.0%)
59,100	Wal-Mart Stores, Inc.	2,809,023

	Electric Utilities (6.6%)
31,180	Entergy Corp.	3,726,634
33,500	FirstEnergy Corp.	2,423,390
		6,150,024
	Electronics/Appliances (0.3%)
4,200	Sony Corp. (ADR) (Japan)	228,060

	Finance/Rental/Leasing (1.0%)
28,048	Freddie Mac	955,595

	Financial Conglomerates (4.7%)
34,745	Citigroup, Inc. (Note 4)	1,022,893
4,794	Conseco Inc. *	60,213
74,944	JPMorgan Chase & Co.	3,271,306
		4,354,412
	Food: Major Diversified (3.8%)
43,450	Kraft Foods Inc. (Class A)	1,417,774
57,950	Unilever N.V. (NY Registered Shares) (Netherlands)	2,112,857
		3,530,631
	Food: Specialty/Candy (1.5%)
28,250	Cadbury Schweppes PLC (ADR) (United Kingdom)	1,394,703

	Home Improvement Chains (0.9%)
30,300	Home Depot, Inc. (The)	816,282

	Household/Personal Care (1.9%)
23,650	Procter & Gamble Co. (The)	1,736,383

	Industrial Conglomerates (6.3%)
64,040	General Electric Co.	2,373,963
16,400	Siemens AG (ADR) (Germany)	2,580,704
21,345	Tyco International Ltd. (Bermuda)	846,329
		5,800,996
	Insurance Brokers/Services (2.7%)
94,800	Marsh & McLennan Companies, Inc.	2,509,356

	Integrated Oil (5.0%)
22,450	ConocoPhillips	1,982,335
31,910	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,686,822
		4,669,157
	Internet Software/Services (1.1%)
44,228	Yahoo! Inc. *	1,028,743

	Investment Banks/Brokers (2.8%)
9,524	Bear Stearns Companies, Inc. (The)	840,493
36,826	Charles Schwab Corp. (The)	940,904
4,672	Lehman Brothers Holdings Inc.	305,736
10,033	Merrill Lynch & Co., Inc.	538,571
		2,625,704
	Major Telecommunications (3.1%)
26,069	Sprint Nextel Corp.	342,286
57,260	Verizon Communications, Inc.	2,501,689
		2,843,975
	Managed Health Care (0.3%)
5,500	CIGNA Corp.	295,515

	Media Conglomerates (5.4%)
161,280	Time Warner, Inc.	2,662,733
52,800	Viacom Inc. (Class B) *	2,318,976
		4,981,709
	Medical Specialties (1.5%)
54,100	Boston Scientific Corp. *	629,183
17,645	Covidien Ltd.	781,497
		1,410,680
	Oil & Gas Production (2.2%)
26,840	Occidental Petroleum Corp.	2,066,412

	Oilfield Services/Equipment (1.9%)
18,120	Schlumberger Ltd. (Netherlands Antilles)	1,782,464

	Pharmaceuticals: Major (13.5%)
52,900	Abbott Laboratories	2,970,335
85,590	Bristol-Myers Squibb Co.	2,269,847
30,000	Lilly (Eli) & Co.	1,601,700
19,300	Novartis AG (ADR) (Switzerland)	1,048,183
16,780	Roche Holdings AG (ADR) (Switzerland)	1,435,949
121,520	Schering-Plough Corp.	3,237,293
		12,563,307
	Precious Metals (1.7%)
32,100	Newmont Mining Corp.	1,567,443

	Property – Casualty Insurers (2.5%)
43,359	Travelers Companies, Inc. (The)	2,332,714

	Semiconductors (1.9%)
43,900	Intel Corp.	1,170,374
87,075	Micron Technology, Inc. *	631,294
		1,801,668
	Telecommunication Equipment (1.0%)
125,200	Alcatel-Lucent (ADR) (France)	916,464

	Tobacco (1.6%)
18,930	Altria Group, Inc.	1,430,729

	Total Common Stocks
	(Cost $62,753,799)	81,566,342

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Convertible Bonds (7.4%)
	Aerospace & Defense (0.5%)
$360	L-3 Communications Corp.	3.00%	08/01/35	436,950

	Biotechnology (1.6%)
46	Affymetrix Inc.	3.50	01/15/38	49,508
500	Amgen Inc.	0.375	02/01/13	441,875
500	Amgen Inc. - 144A**	0.375	02/01/13	441,875
500	Invitrogen Corp.	1.50	02/15/24	530,000
				1,463,258
	Computer Communications (0.9%)
500	Juniper Networks, Inc.	0.00	06/15/08	833,125

	Computer Peripherals (0.6%)
415	Emc Corp. - 144A**	1.75	12/01/11	562,844

	Electric Utilities (0.2%)
62	PG&E Corp.	9.50	06/30/10	190,030

	Electronic Equipment/Instruments (1.0%)
500	JDS Uniphase Corp - 144A**	1.00	05/15/26	402,500
600	JDS Uniphase Corp.	0.00	11/15/10	573,000
				975,500
	Financial Conglomerates (0.2%)
210	Conseco, Inc.	3.50	09/30/35	184,538

	Food Retail (0.2%)
560	Supervalu, Inc.	0.00	11/02/31	207,900

	Information Technology Services (0.3%)
300	Level 3 Communications, Inc.	2.875	07/15/10	263,250

	Investment Banks/Brokers (0.5%)
500	Goldman Sachs Group Inc. - 144A**	2.00	05/09/14	502,550

	Managed Health Care (0.2%)
150	Amerigroup Corp.	2.00	05/15/12	164,438

	Medical Specialties (0.8%)
252	Beckman Coulter - 144A**	2.50	12/15/36	293,895
400	Medtronic, Inc. (Series B)	1.25	09/15/21	401,000
59	Wright Medical Group Inc.	2.625	12/01/14	63,720
				758,615
	Services to the Health Industry (0.4%)
469	Omnicare, Inc. (Series OCR)	3.25	12/15/35	344,129

	Total Convertible Bonds
	(Cost $6,443,195)			6,887,127

NUMBER OF SHARES
	Convertible Preferred Stocks (3.6%)
	Electric Utilities (2.0%)
56,500	Centerpoint Energy Inc. $1.165	1,840,770

	Motor Vehicles (0.4%)
10,600	Ford Cap Trust II $3.25	343,970

	Office Equipment/Supplies (0.1%)
1,600	Avery Dennison Corp 7.875%	83,264

	Pharmaceuticals: Major (0.5%)
1,916	Schering-Plough Corp. $3.00	465,224

	Services to the Health Industry (0.2%)
250	HealthSouth Corp. $65.00 - 144A**	227,750

	Telecommunication Equipment (0.4%)
500	Lucent Technologies Capital Trust I $77.50	404,010

	Total Convertible Preferred Stocks
	(Cost $3,167,138)	3,364,988

NUMBER OF SHARES (000)
	Short-Term Investment (a) (2.5%)
	Investment Company
2,338	Morgan Stanley Institutional Liquidity Money Market
	Portfolio – Institutional Class (Cost $2,337,962)		2,337,962

	Total Investments
	(Cost $74,702,094) (b)	101.3%	94,156,419
	Liabilities in Excess of Other Assets	(1.3)	(1,186,340)
	Net Assets	100.0%	$92,970,079
______________
ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser.
Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. Income distributions earned by the Fund totaled $34,662 for the period ended December 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Fundamental Value Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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